Supplement dated November 16, 2017
to the Statement of Additional Information (the SAI), as supplemented, dated June 30, 2017, for the following funds (each a
Fund and together the Funds):
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Intermediate Bond Fund
Columbia Variable Portfolio (VP) - U.S. Equities Fund
Variable Portfolio (VP) - Columbia Wanger International Equities Fund
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2016, unless otherwise noted
VP – Columbia Wanger International Equities Fund	Columbia WAM: Louis Mendes III	3 RICs 13 other accounts	$5.28 billion $308.42 million	None	Columbia WAM	Columbia WAM
	P. Zachary Egan	3 RICs 8 other accounts	$10.02 billion $443.37 million	1 other account ($19.6 M)(f)
	Simon Kim(g)	7 other accounts	$0.48 million	None
VP – Intermediate Bond Fund	Gene Tannuzzo(h)	7 RICs 74 other accounts	$5.37 billion $1.24 billion	None	Columbia Management	Columbia Management
	Jason Callan	8 RICs 7 PIVs 4 other accounts	$10.25 million $15.45 billion $0.42 million
VP – U.S. Equities Fund	Columbia Management Peter Albanese	7 RICs 3 PIVs 37 other accounts	$12.29 billion $134.69 million $5.53 billion	None	Columbia Management	Columbia Management
	Brian Condon	20 RICs 4 PIVs 44 other accounts	$12.69 billion $134.75 million $5.69 billion
	Jarl Ginsberg	4 RICs 28 other accounts	$2.99 billion $108.87 million
	Christian Stadlinger	4 RICs 22 other accounts	$2.99 billion $112.92 million
	David Hoffman	3 RICs 2 PIVs 7 other accounts	$3.85 billion $235.52 million $57.24 million
	Columbia WAM: Rich Watson(h)	6 other accounts	$20.51 million	1 other account ($19.6 M)	Columbia WAM	Columbia WAM
	Matt Litfin	3 RICs 7 other accounts	$6.16 billion $144.21 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)	The reporting information for Performance Based Accounts is provided as of September 30, 2017; all other reporting information is provided as of December 31, 2016.
(g)	The portfolio manager will begin managing the Fund on December 29, 2017; reporting information is provided as of September 30, 2017.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2017.
S-6466-295 A (11/17)

The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-295 A (11/17)
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